Earning Per Share - Summary of Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to controlling interest	₩ 690,685,596,779	₩ 1,125,379,754,922	₩ 1,698,202,436,726
Gain from exchange rate on and revaluation of exchangeable bonds	0	(139,569,768,850)	0
Diluted profit	₩ 690,685,596,779	₩ 985,809,986,072	₩ 1,698,202,436,726
Adjusted weighted-average number of common shares	75,620,779	77,990,432	75,869,542
Diluted earnings per share	₩ 9,134	₩ 12,640	₩ 22,383